FAIR VALUE MEASUREMENTS (Details 1) - Impaired Loans Collateral Dependent [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Impaired loans (collateral-dependent)	$ 672	$ 1,184
Fair Value, Inputs, Level 1 [Member]
Impaired loans (collateral-dependent)
Fair Value, Inputs, Level 2 [Member]
Impaired loans (collateral-dependent)
Fair Value, Inputs, Level 3 [Member]
Impaired loans (collateral-dependent)	$ 672	$ 1,184